Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Temporary equity, shares authorized (in shares)	0
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	15,966,053	331,789
Common stock, shares outstanding (in shares)	15,966,053	331,789
Series A Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity issued (in shares)	0	210,715
Temporary equity outstanding (in shares)	0	210,715
Series Seed Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity issued (in shares)	0	2,624,324
Temporary equity outstanding (in shares)	0	2,624,324
Redeemable Common Stock
Temporary equity, par value (in dollars per share)	$ 0.001	$ 0.001
Temporary equity issued (in shares)	0	16,666
Temporary equity outstanding (in shares)	0	16,666